Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	84 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Cargile Fund Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Cargile Fund
Average Annual Return, Percent	(3.06%)	(0.98%)	(0.19%)
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Average Annual Return, Percent	15.16%	16.64%	14.04%
S&P Balanced Equity & Bond Index - Moderate
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Balanced Equity & Bond Index - Moderate
Average Annual Return, Percent	12.03%	6.84%	7.73%